Other intangible assets, net (Details) - Schedule of Balance of Other Intangible Assets, Net - Intangible assets other than goodwill [member] - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	$ 553,247	$ 599,018
Accumulated amortization	(186,878)	(174,338)
Total other intangible assets, net	366,369	424,680
Trademarks [Member]
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	250,879	299,688
Computer Software [Member]
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	278,893	274,480
Rights [Member]
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	23,385	24,703
Other [Member]
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	$ 90	$ 147